Ordinary shares and treasury stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 10, 2017 CNY (¥) shares	Nov. 10, 2017 USD ($) $ / shares shares	May 31, 2018 shares	Jun. 30, 2012 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 17, 2018 shares	Oct. 20, 2017 $ / shares
Class of Stock [Line Items]
Authorized share capital | $				$ 50,000
Ordinary and preferred shares authorized				5,000,000,000
Ordinary stock, authorized				4,266,159,600
Ordinary stock, par value | $ / shares				$ 0.00001		$ 0.00001			$ 0.00001
Preferred stock, shares authorized				733,840,400
Common stock shares redesignated				4,000,000
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense | ¥							¥ 1,677,222
Ordinary stock, shares issued						1,533,071,169
Stock repurchased, Shares					60,306,360	60,306,360
Stock Repurchased, Value | ¥					¥ 452,262
Treasury Stock [Member]
Class of Stock [Line Items]
Stock repurchased, Shares					(60,306,360)	(60,306,360)
Stock Repurchased, Value | ¥					¥ 452,262
Exercise of share-based compensation plans, shares					44,005,360	44,005,360
Shares not in use and not outstanding						46,301,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized						10,000,000,000	10,000,000,000
Ordinary stock, par value | $ / shares						$ 0.00001
Preferred stock shares converted and designated				1
Common stock shares redesignated				1
Ordinary stock, shares issued			30,000,000			874,071,169	842,071,169
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized						10,000,000,000	10,000,000,000
Ordinary stock, par value | $ / shares						$ 0.00001
Preferred stock shares converted and designated				1
Ordinary stock, shares issued						659,000,000	661,000,000	2,000,000
American Depositary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, shares issued								400,000
Ordinary stock, shares converted			6,000,000
Stock repurchased, Shares					12,061,272	12,061,272
Stock Repurchased, Value					¥ 452,262	$ 67,622
Weighted Average Price per shares | $ / shares						$ 5.61
IPO [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	85,000,000	85,000,000
Common stock shares sold price per share | $ / shares		$ 2.6
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense	¥ 1,464,800	$ 221,000
IPO [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	17,000,000	17,000,000
Common stock shares sold price per share | $ / shares		$ 13.0
Private Placement [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	19,230,769	19,230,769
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense	¥ 331,400	$ 50,000
Private Placement [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	3,846,154	3,846,154